[AXA Premier VIP Trust Letterhead]

May 3, 2010

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:    AXA Premier VIP Trust (the “Trust”)

File Nos.: 333-70754; 811-10509

Dear Sir or Madam:

On behalf of the Trust, attached herewith for filing under the Securities Act of 1933, as amended, and Rule 497(j) promulgated thereunder and the Investment Company Act of 1940, as amended, are the electric versions of the Trust’s final Prospectuses, dated May 1, 2010 relating to:

•

Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Growth Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Multi-Sector Bond Portfolio, Multimanager Small Cap Growth Portfolio, Multimanager Small Cap Value Portfolio and Multimanager Technology Portfolio; and

•	AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio.

The Trust hereby certifies that the form of Prospectuses for the Portfolios listed above with respect to the Trust as well as the Trust’s Statement of Additional Information that would have been filed under Rule 497(c), do not differ from the form of Prospectuses and Statement of Additional Information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 27 on April 29, 2010.

If you have any questions regarding this certification, please contact the undersigned at 212/314-2707.

Sincerely

AXA Premier VIP Trust

/s/ Armando Capasso

Armando Capasso

Assistant Secretary

cc: K&L Gates LLP